Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt

12. DEBT

Debt as of September 30, 2020 and December 31, 2019 consisted of the following:

	September 30, 2020	December 31, 2019
Term Loan Facility	$174,453	$48,750
Revolving Line of Credit	—	97,590
Capital leases	3,127	3,765
Other leases	2	12
Equipment line of credit	3,214	3,124
Less deferred debt issuance costs	(4,345)	(1,052)

Total debt	176,451	152,189
Less current portion of long term debt	(5,034)	(7,143)

Long-term debt, less current portion	$171,417	$145,046

Deferred Financing Costs—Costs relating to debt issuance have been deferred and are presented as discounted against the underlying debt instrument. These costs are amortized to interest expense over the terms of the underlying debt instruments.

Revolving Line of Credit and Term Loan Facility—On April 13, 2020, the Company entered into a Unitranche Credit Agreement (the “New Credit Facility”) providing for a new $225.0 million credit facility comprised of a $175.0 million term loan and a $50.0 million revolving credit facility and repaid all amounts outstanding under the prior senior secured credit facility. The New Credit Facility matures in April 2025. As of September 30, 2020, the term loan and the revolver bore interest at LIBOR plus 5.0% with a 1.0% LIBOR floor or the base rate plus 4.0% and LIBOR plus 3.5% or the base rate plus 2.5%, respectively. See Note 22 regarding an amendment to the New Credit Facility reducing the interest rates on the term loan. The revolver is also subject to an unused commitment fee of 0.35%. The Term Loan has quarterly repayments starting on September 30, 2020 of $0.5 million, increasing to $1.1 million on September 30, 2021 and further increasing to $1.6 million on September 30, 2022, with the remaining outstanding principal amount due on the maturity date. The Company has the option to borrow incremental term loans up to an aggregate principal amount of $100.0 million subject to satisfaction of certain conditions, including the borrower’s pro forma compliance with the financial covenants under the New Credit Facility. Immediately after giving effect to the incurrence of any such incremental term loans, the unitranche lenders must collectively hold at least 70.0% of all pari passu debt of all lenders under the credit facility. The existing lenders are not obligated to participate in any incremental term loan facility.

The New Credit Facility includes a number of covenants imposing certain restrictions on the Company’s business, including, among other things, restrictions on the Company’s ability to incur indebtedness, prepay or amend other indebtedness, create liens, make certain fundamental changes including mergers or dissolutions, pay dividends and make other payments in respect of capital stock, make certain investments, sell assets, change the Company’s lines of business, enter into transactions with affiliates and other corporate actions. The New Credit Facility also contains financial covenants requiring the Company to remain below a maximum consolidated total leverage ratio of 4.25 times, which steps down to 4.00 times beginning December 31, 2021 and then to 3.75 times beginning December 31, 2022, and a minimum consolidated fixed charge coverage ratio of 1.25 times. The New Credit Facility contains mandatory prepayment features upon a number of events, including with the proceeds of certain asset sales, proceeds from the issuance of any debt and proceeds of the capital contribution amounts contributed to cure a financial covenant default. The New Credit Facility also includes mandatory prepayments of 50.0% of excess cash flow minus voluntary prepayments of the term loan and, solely to the extent accompanied by a permanent reduction in the revolving commitment, the revolver, if the Company’s consolidated total leverage ratio for the year ending December 31, 2020 is greater than or equal to 3.25 times and, for any year thereafter, the amount of any such mandatory prepayment shall be reduced to 25.0% of excess cash flow if the leverage ratio is less than 3.00 times.

The weighted average interest rate on the New Credit Facility as of September 30, 2020 was 6.0%.

The New Credit Facility contains a number of customary events of default related to, among other things, the non-payment of principal, interest or fees, violations of covenants, inaccuracy of representations or warranties, certain bankruptcy events, default in payment under or the acceleration of other indebtedness and certain change of control events. In the event of a default, subject to varying cure periods and rights for certain events of default, the required lenders may, at their option, declare the commitments to fund the credit facility to be terminated.

The Company’s obligations under the credit facility are guaranteed by certain of the Company’s existing and future direct and indirect subsidiaries, and such obligations are secured by substantially all of the Company’s assets, including the capital stock or other equity interests in those subsidiaries.

Prior Senior Secured Credit Facility—As of December 31, 2019, the Company’s Prior Senior Secured Credit Facility (the “Prior Senior Credit Facility”) consisted of a $50.0 million term loan and a $130.0 million revolving credit facility.

Borrowings under the Credit Facility bore interest at either (i) LIBOR plus the applicable margin or (ii) a base rate (equal to the highest of (a) the federal funds rate plus 0.5%, (b) Lender A’s prime rate and (c) Eurodollar Rate, which is based on LIBOR, (using a one-month period plus 1.0%), plus the applicable margin, as the Company elects. The applicable margin means a percentage per annum determined in accordance with the following table as of December 31, 2019:

Pricing Tier	Consolidated Leverage Ratio	Commitment Fee	Eurodollar Rate Loans and LIBOR Letter of Credit Fee	Daily Floating Rate Loans	Rate Loans
1	> 3.75 to 1.0	0.50%	4.00%	4.00%	3.00%
2	≤ 3.75 to 1.0 but > 3.00 to 1.0	0.50	3.50	3.50	2.50
3	≤ 3.00 to 1.0 but > 2.25 to 1.0	0.40	3.00	3.00	2.00
4	< 2.25 to 1.0	0.30	2.50	2.50	1.50

As of December 31, 2019, the Company fell within Pricing Tier 2 and the Company was subject to a fixed charge coverage ratio of greater than 1.25 and a consolidated total leverage ratio of lower than 4.00.

The Prior Senior Secured Credit Facility was repaid in full on April 13, 2020 via proceeds from the issuance of the New Credit Facility. The resulting loss on extinguishment amounted to $1.4 million, of which $0.4 million was related to fees paid and $1.0 million related to unamortized debt issuance costs. Total loss on extinguishment is recorded in interest expense-net within the condensed consolidated statement of operations for the nine months ended September 30, 2020.

Equipment Line of Credit—On March 12, 2019, the Company increased its equipment line of credit facility for the purchase of equipment and related freight, installation costs and taxes paid for an additional amount not to exceed $2.0 million. On May 16, 2019, the Company entered into a Canadian equipment line of credit facility for an amount not to exceed $1.0 million Canadian dollars. Interest on the line of credit is determined based on a three-year swap rate at the time of funding.

Capital Lease Obligations—The assets and liabilities under capital lease agreements are recorded at the lower of the present value of the minimum lease payments or the fair value of the asset. The assets are being amortized over the shorter of their related lease terms or their estimated useful lives ranging from four to six years. The gross amount of assets under capital leases as of September 30, 2020 and December 31, 2019 was $6.3 million and $6.9 million, respectively. The amortization of assets under capital leases was $0.6 million and $1.6 million for the three and nine months ended September 30, 2020, respectively and $0.4 million and $1.0 million for the three and nine months ended September 30, 2019, respectively and was included in depreciation and amortization on the condensed consolidated statements of operations. All capital leases (including those purchased through the Company’s equipment line of credit) mature by 2025 as follows:

September 30,	Payments	Interest	Principal
2021	$2,670	$368	$2,302
2022	2,178	265	1,913
2023	1,582	139	1,443
2024	667	32	635
2025	49	1	48

	$7,146	$805	$6,341

The following is a schedule of the aggregate annual maturities of long-term debt presented on the condensed consolidated statement of financial position, based on the terms of the credit facility, capital lease obligations and equipment line of credit as of September 30, 2020:

September 30,
2021	$5,034
2022	6,839
2023	8,006
2024	7,198
2025	153,719

Total	$180,796

14.	DEBT

Debt as of December 31, 2019 and 2018 consists of the following:

	2019	2018
Term Loan Facility	$48,750	$50,000
Revolving Line of Credit	97,590	20,000
Capital leases	3,765	2,640
Other leases	12	51
Equipment line of credit	3,124	1,712
Less deferred debt issuance costs	(1,052)	(1,176)

Total debt	152,189	73,227
Less current portion of long term debt	(7,143)	(2,262)

Long- term debt, less current portion	$145,046	$70,965

Deferred Financing Costs—Costs relating to debt issuance have been deferred and are presented as discounted against the underlying debt instrument. These costs are amortized to interest expense over the terms of the underlying debt instruments.

Revolving Line of Credit and Term Loan Facility—The Company’s Credit Facility consisted of a $50.0 million Term Loan Facility as of December 31, 2019 and 2018 and a $130.0 million and a $70.0 million Revolving Line of Credit as of December 31, 2019 and 2018, respectively.

During 2019 and 2018, the Company’s Credit Facility was used for working capital, capital expenditures and to fund acquisitions.

The Company’s obligations under the Credit Facility are guaranteed by each of its existing and future direct and indirect subsidiaries, and such obligations are secured by substantially all of the assets of the Company.

Borrowings under the Credit Facility bear interest at either (i) LIBOR plus the applicable margin or (ii) a base rate (equal to the highest of (a) the federal funds rate plus 0.5%, (b) Lender A’s prime rate and (c) Eurodollar Rate, which is based on LIBOR, (using a one-month period plus 1.0%), plus the applicable margin, as the Company elects. The applicable margin means a percentage per annum determined in accordance with the following table for December 31, 2019 and 2018:

Pricing Tier	Consolidated Leverage Ratio	Commitment Fee	Eurodollar Rate Loans and LIBOR Letter of Credit Fee	Daily Floating Rate Loans	Rate Loans
1	> 3.75 to 1.0	0.50%	4.00%	4.00%	3.00%
2	≤ 3.75 to 1.0 but >3.00 to 1.0	0.50	3.50	3.50	2.50
3	≤ 3.00 to 1.0 but >2.25 to 1.0	0.40	3.00	3.00	2.00
4	≤ 2.25 to 1.0	0.30	2.50	2.50	1.50

As of December 31, 2019 and 2018, the Company fell within Pricing Tier 2.

As of December 31, 2019 and 2018 the Company was subject to a fixed charge coverage ratio of greater than 1.25. As of December 31, 2019 and 2018, the Company was subject to a consolidated total leverage ratio of lower than 4.00 and 3.75, respectively.

The Revolving Line of Credit is due and payable at maturity on October 19, 2021, the total outstanding amount as of December 31, 2019 and 2018 was $97.6 million and $20.0 million, respectively. Beginning on December 31, 2019 the $50.0 million Term Loan Facility requires quarterly repayments of $1.3 million. The remaining principal balance on the Term Facility will be due on the Term Loan maturity on October 19, 2021.

The Credit Facility contains mandatory prepayment features upon the following: 100% of the excess of the total revolving outstanding amount whenever it exceeds the aggregate revolving commitments then in effect; 100% of net cash proceeds of asset sales (to the extent not reinvested in eligible assets with 180 days and proceeds exceed $1.0 million in the aggregated in any fiscal year); 100% of the proceeds from the issuance of any debt; beginning with the fiscal year ending December 31, 2019, 50% of excess cash flow if the consolidated total leverage ratio is greater than 2.0 times; and within five days of a qualifying IPO, but prior to or contemporaneously with any permitted redemption of the Redeemable Series A-1 Preferred Stock, the Company shall repay the loans in the aggregate amount required to cause the consolidated total leverage ratio to equal to 3.00 to 1.0 after giving effect to such prepayment on a pro-forma basis.

The Credit Facility also restricts the Company’s ability (subject to certain exceptions) to incur indebtedness, prepay or amend other indebtedness, create liens, make certain fundamental changes including mergers or dissolutions, pay dividends and make other payments in respect of capital stock, make certain investments, sell assets, change its lines of business, enter into transactions with affiliates and other corporate actions.

In the event of a default, subject to varying cure periods and rights for certain events of default, the administrative agent may, at its option, declare the commitments to fund the Credit Facility to be terminated. Additionally, all amounts accrued under the Credit Facility would be accelerated causing such obligations to be due and payable immediately, which could materially and adversely affect the Company.

During the years ended December 31, 2019 and 2018, the Company made a number of amendments to the credit facility:

In October 2019, the Company’s Credit Facility was amended to:

•	Increase the Revolving Credit Facility to $130.0 million.

In July 2019, the Company’s Credit Facility was amended to:

•	Increase the Revolving Credit Facility to $110.0 million.

•	Amend the quarterly Term Loan repayment provision to $1.3 million beginning on December 31, 2019 and each fiscal quarter thereafter.

In October 2018, the Company’s Credit Facility was amended to:

•	Decrease the Term Loan Facility capacity to $50.0 million;

•	Defer the maturity date for the Revolving Credit Line from September 30, 2019 to October 19, 2021;

•	Amend the quarterly Term Loan repayment rates to 2.50% beginning on December 31, 2019 and each fiscal quarter thereafter, and

•

Amend the covenant ratios as follows: (i) remove the Consolidated Senior Leverage ratio; (ii) increase the Consolidated Fixed Charge Coverage ratio to greater than 1.25 from 1.125; and (iii) decrease the Consolidated Total Leverage ratio to below 3.75 times beginning with the first fiscal quarter ending September 30, 2018 and lower than 4.00 beginning with the first fiscal quarter during which a pro forma compliance certificate is delivered in accordance with the agreement’s terms, from a 4.25 rate in 2017.

The 2019 and 2018 amendments to the Term Loan Facility were treated as debt modifications for accounting purposes. For all amendments, the amended Revolving Credit Facility’s borrowing capacity was determined to be greater than the borrowing capacity of the old arrangement. Previously unamortized deferred financing fees continued to be deferred and amortized until the instrument’s maturity for syndicate lenders who remained the same and written off for syndicate lenders that exited the syndicate in 2018. Debt issuance costs written off in 2018 amounted to $0.2 million and were expensed in interest expense-net on the consolidated statements of operations. No debt issuance costs were written off in 2019. The Company incurred $0.5 million and $1.0 million in amendment fees associated with these modifications during 2019 and 2018, respectively. Of these amounts, $0.4 million and $0.9 million were treated as deferred debt issuance costs in 2019 and 2018, respectively, and $0.1 million were expensed in selling, general and administrative expenses on the consolidated statements of operations in both 2019 and 2018.

The weighted average interest rate on the Credit Facility as of December 31, 2019 and 2018 was 5.41% and 6.31%, respectively.

Second Lien Term Loan Facility—On September 29, 2017, the Company entered into a Second Lien Term Loan Credit Facility (“Second Lien Term Loan”) for $40.0 million that was paid in full on October 19, 2018 through proceeds received from the issuance of the Redeemable Series A-1 Preferred Stock. The resulting loss on extinguishment amounted to $1.1 million, of which $0.4 million was related to transaction and prepayment penalty fees paid and $0.7 related to unamortized debt issuance costs. Total loss on extinguishment is recorded in interest expense-net within the consolidated statement of operations for the year ended December 31, 2018.

Equipment Line of Credit—On March 12, 2019, the Company renewed its equipment line of credit facility for the purchase of equipment and related freight, installation costs and taxes paid for an amount not to exceed $2.0 million. On May 16, 2019, the Company entered into a Canadian equipment line of credit facility for an amount not to exceed $1.0 million Canadian dollars. Interest on the line of credit is determined based on a three-year swap rate at the time of funding. As of December 31, 2019 and 2018, the equipment line of credit had a total outstanding amount of $3.1 million and $2.8 million, respectively.

Capital Lease Obligations—The assets and liabilities under capital lease agreements are recorded at the lower of the present value of the minimum lease payments or the fair value of the asset. The assets are being amortized over the shorter of their related lease terms or their estimated useful lives ranging from four to six years. The gross amount of assets under capital leases for the years ended December 31, 2019 and 2018 were $6.9 million and $5.5 million, respectively. The amortization of assets under capital leases for the years ended December 31, 2019 and 2018 were $1.5 million and $0.8 million, respectively and was included in depreciation and amortization on the consolidated statements of operations. All capital leases (including those purchased through the Company’s equipment line of credit) mature by 2024 as follows:

	Payments	Interest	Principal
2020	$2,531	$372	$2,159
2021	2,230	298	1,932
2022	1,750	199	1,551
2023	1,041	73	968
2024	286	7	279

	$7,838	$949	$6,889

Convertible Subordinated Debt—In March 2017, the Series A Convertible Preferred Stockholders funded the Subordinated Debt in advance of the Company achieving the requisite pro-forma $30.0 million adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (“Adjusted EBITDA”) for a trailing 12-month period, measurable from the end of the most recently completed fiscal quarter. The Convertible Subordinated Debt carried a 12.0% annual coupon, payable in-kind.

On October 19, 2018, the Convertible Subordinated Debt was paid out in full through funds received from the issuance of the Redeemable Series A-1 Preferred Stock. The fair value of the consideration paid to surrender the Convertible Subordinated Debt was determined to be $12.0 million, including interest of $2.0 million. The transaction resulted in an extinguishment gain of $0.7 million and is recorded within interest expense-net on the consolidated statement of operations for the year ended 2018.

The Convertible Subordinated Debt contained an automatic conversion feature which allowed for the conversion of the Subordinated Debt into shares of the Company’s common stock upon the consummation of any IPO at a conversion price equal to a 30% discount to the IPO share price. This automatic conversion feature met the definition of a derivative. The derivative liability was fair valued at each reporting period until its related host instrument was paid in full. During 2018, the outstanding derivative liability was written off as the Convertible Subordinated Debt was paid in full. Fair value adjustments during 2018 were not significant.

The following is a schedule of the aggregate annual maturities of long-term debt presented on the consolidated statement of financial position, based on the terms of the Credit Facility, operating and capital lease obligations as of December 31, 2019:

2020	$7,143
2021	143,300
2022	1,551
2023	968
2024	279

Total	$153,241